Offsets	Oct. 03, 2025 USD ($)
Offset: 1
Offset Payment:
Rule 457(p) Offset	true
Registrant or Filer Name	Cresco Labs Inc.
Form or Filing Type	F-10
File Number	333-274047
Initial Filing Date	Aug. 17, 2023
Fee Offset Claimed	$ 109,100
Security Title Associated with Fee Offset Claimed	Unallocated universal shelf (3)
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 990,018,149
Offset: 2
Offset Payment:
Rule 457(p) Offset	true
Registrant or Filer Name	Cresco Labs Inc.
Form or Filing Type	F-10 (3)
File Number	333-274047
Filing Date	Aug. 17, 2023
Offset: 3
Offset Payment:
Rule 457(p) Offset	true
Registrant or Filer Name	Cresco Labs Inc.
Form or Filing Type	F-10 (3)
File Number	333-253671
Filing Date	Mar. 01, 2021
Fee Paid with Fee Offset Source	$ 109,100